Walthausen Small Cap Value Fund
	Schedule of Investments
	April 30, 2022 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Crude Petroleum & Natural Gas
20,045	Gulfport Energy Corporation *		$ 1,883,829	2.23%

Electric Lighting & Wiring Equipment
26,570	AZZ Inc.		1,212,654
149,965	LSI Industries Inc.		1,078,248
			2,290,902	2.71%

Electrical Industrial Apparatus
91,365	Thermon Group Holdings, Inc. *		1,370,475	1.62%

Electrical Work
17,480	Comfort Systems USA, Inc.		1,475,662	1.75%

Electronic Components & Accessories
48,450	Vishay Precision Group, Inc. *		1,512,125	1.79%

Electronic Connectors
37,075	Methode Electronics, Inc.		1,653,916	1.96%

Farm Machinery & Equipment
9,830	Alamo Group Inc.		1,242,905	1.47%

Federal & Federally-Sponsored Credit Agencies
11,870	Federal Agricultural Mortgage Corporation - Class C		1,215,844	1.44%

Heavy Construction Other Than Building Construction - Contractors
91,781	Great Lakes Dredge & Dock Corporation *		1,267,496	1.50%

Household Audio & Video Equipment
46,495	Knowles Corporation *		861,087	1.02%

Instruments for Measuring & Testing of Electricity & Electric Signals
40,660	Allied Motion Technologies, Inc.		989,664
48,705	Cohu, Inc. *		1,293,605
			2,283,269	2.70%

Miscellaneous Chemical Products
83,490	Orion Engineered Carbons S.A. (Luxembourg)		1,260,699	1.49%

Metal Forgings & Stampings
19,225	Materion Corporation		1,637,009
40,220	TriMas Corporation		1,188,099
			2,825,108	3.34%

Mobile Homes
54,935	Legacy Housing Corporation *		962,461
25,920	Skyline Champion Corporation *		1,322,957
			2,285,418	2.70%

Motor Vehicles Parts & Accessories
133,885	Holley Inc. *		1,411,148	1.67%

National Commercial Banks
35,386	Camden National Corporation		1,583,524
21,978	City Holding Company		1,700,658
46,090	NBT Bancorp Inc.		1,622,368
			4,906,550	5.81%

Oil & Gas Field Services, NEC
91,140	Oceaneering International, Inc. *		1,032,616
146,830	ProPetro Holding Corp. *		2,076,176
			3,108,792	3.68%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
25,802	AdvanSix Inc.		1,149,221	1.36%

Printed Circuit Boards
25,630	Kimball Electronics, Inc. *		457,239	0.54%

Pulp Mills
114,000	Mercer International Inc. (Canada)		1,825,140	2.16%

Refrigeration & Service Industry Machinery
21,980	Tennant Company		1,419,468	1.68%

Retail - Jewelry Stores
19,175	Signet Jewelers Limited * (Bermuda)		1,346,085	1.59%

Retail - Retail Stores, NEC
74,935	Titan Machinery Inc. *		1,766,967	2.09%

Rolling Drawing & Extruding of Nonferrous Metals
11,660	Encore Wire Corporation		1,315,365	1.56%

Sanitary Services
82,686	Heritage-Crystal Clean, Inc. *		2,257,328	2.67%

Savings Institution, Federally Chartered
74,615	OceanFirst Financial Corp.		1,397,539	1.65%

Semiconductors & Related Devices
16,630	Kulicke and Soffa Industries, Inc. (Singapore)		771,798
16,470	OSI Systems, Inc. *		1,302,777
			2,074,575	2.45%

Services - Amusement & Recreation Services
164,830	Bowlero Corp. - Class A *		1,794,999	2.12%

Services - Automotive Repair, Services & Parking
33,630	Monro, Inc.		1,537,900	1.82%

Services - Engineering Services
32,125	VSE Corporation		1,391,334	1.65%

Services - Equipment Rental & Leasing, NEC
41,323	Textainer Group Holdings Limited * (Bermuda)		1,385,973	1.64%

Services - Home Health Care Services
12,430	Addus HomeCare Corporation *		1,047,600	1.24%

Services - Management Consulting Services
75,932	The Hackett Group, Inc.		1,783,643	2.11%

Services - To Dwellings & Other Buildings
23,458	ABM Industries Incorporated		1,132,318	1.34%

Special Industry Machinery, NEC
24,870	Axcelis Technologies, Inc. *		1,354,172	1.60%

State Commercial Banks
40,550	First Bancorp		1,519,003
35,800	First Financial Corporation		1,525,796
23,300	Heartland Financial USA, Inc.		1,019,841
80,370	Horizon Bancorp, Inc. *		1,404,868
14,715	Lakeland Financial Corporation		1,071,546
49,275	Seacoast Banking Corporation of Florida *		1,601,437
36,420	TriCo Bancshares		1,367,571
9,520	Triumph Bancorp, Inc. *		661,069
31,135	Washington Trust Bancorp, Inc.		1,461,477
			11,632,608	13.77%

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)
53,660	Commercial Metals Company		2,200,060	2.60%

Surety Insurance
47,007	NMI Holdings, Inc. - Class A *		863,989	1.02%

Surgical & Medical Instruments & Apparatus
20,390	Haemonetics Corporation *		1,033,161
26,805	NuVasive, Inc. *		1,378,849
			2,412,010	2.86%

Title Insurance
21,620	Stewart Information Services Corporation		1,115,592	1.32%

Total for Common Stocks (Cost $63,783,571)			77,516,350	91.72%

REAL ESTATE INVESTMENT TRUSTS
29,540	EPR Properties		1,551,441
96,357	Global Medical REIT, Inc.		1,422,229
83,035	UMH Properties, Inc.		1,952,983
	(Cost $3,058,266)		4,926,653	5.83%

MONEY MARKET FUNDS
720,421	Fidelity Investments Money Market Government Portfolio -
	Class I 0.16% **		720,421	0.85%
	(Cost $720,421)

Total Investment Securities			83,163,424	98.40%
	(Cost $67,562,258)

Other Assets in Excess of Liabilities			1,347,863	1.60%

Net Assets			$ 84,511,287	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at April 30, 2022.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at April 30, 2022, was $67,562,258. At April 30, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Appreciation	$ 18,818,596
		Unrealized Depreciation	(3,217,430)
		Unrealized Appreciation	$ 15,601,166

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2022:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 77,516,350	$ -	$ -	$ 77,516,350
Real Estate Investment Trusts	4,926,653	-	-	4,926,653
Money Market Funds	720,421	-	-	720,421
Total	$ 83,163,424	$ -	$ -	$ 83,163,424

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal quarter ended April 30, 2022.